Contract Liabilities (Customer Advances) (Tables)	12 Months Ended
Dec. 31, 2024
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31, 2024	December 31, 2023
Contract liabilities	$2,966,102	$2,010,422
Less: Contract liabilities presented under long-term liabilities	816,796	354,319
	$2,149,306	$1,656,103